Feb. 28, 2021
Edgar Lomax Value Fund
EDGAR LOMAX VALUE FUND
Investment Objective
The Fund seeks long-term capital growth while providing some income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
SHAREHOLDER FEES (fees paid directly from your investment)

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.05%
Less: Fee Waiver(1)	-0.35%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$72	$299	$545	$1,251

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.46% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Advisor uses a disciplined approach to select stocks for the Fund’s portfolio that it believes are undervalued and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.
The Fund invests primarily in large, well-recognized companies. Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s (“S&P”) 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants.
The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.

Principal Investment Risks
By itself, the Fund is not a complete, balanced investment plan. The Fund cannot guarantee that it will achieve its investment objectives. Losing all or a portion of your investment is a risk of investing in the Fund. The following risks are considered principal and could affect the value of your investment in the Fund:
Equity Securities Risk. The value of the Fund’s shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund's investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.
Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objectives.
Value Style Risk. “Value” investing as a strategy may be out of favor in the market for an extended period. Value stocks can perform differently from the market as a whole and from other types of stocks.

Performance
The following performance information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund from year to year. The table shows how the Fund’s average annual returns for 1-year, 5-years, and 10-years compare with those of a broad measure of market performance, as well as two indices that reflect the large-cap value segment of the market. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.edgarlomax.com or toll-free at 1‑866‑205‑0524.
Annual Total Returns as of December 31

During the period of time displayed in the bar chart, the Fund’s best quarter was the Q4 2020, up 15.72%, and its worst quarter was the Q1 2020, down -26.73%.
Average Annual Total ReturnsFor the Periods Ended December 31, 2020

Average Annual Total Returns For the Periods Ended December 31, 2020
Edgar Lomax Value Fund	One Year	Five Years	Ten Years
Return Before Taxes	-5.75%	9.45%	10.16%
Return After Taxes on Distributions	-8.24%	7.51%	8.37%
Return After Taxes on Distributions and Sale of Fund Shares	-1.62%	7.37%	8.07%
S&P 500® Index (reflects no deduction for fees, taxes, or expenses)	18.40%	15.22%	13.88%
S&P 500® Value Index (reflects no deduction for fees, taxes, or expenses)	1.36%	10.52%	10.74%
Lipper Large-Cap Value Funds Index (reflects no deduction for taxes)	5.63%	10.77%	10.42%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax deduction that benefits the investor.